Property, Equipment, and Software (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Property, Equipment, and Software
Schedule of Property, equipment, and software net

	March 31,	December 31,
	2021	2020
Software and computer equipment	$1,544	$1,381
Furniture, office equipment, and other	1,538	567
Internally developed software	11,369	10,741
Leasehold improvements	1,112	1,112
	15,563	13,801
Less: Accumulated depreciation and amortization	(10,235)	(9,208)
Property, equipment, and software, net	$5,328	$4,593

	December 31,	December 31,
	2020	2019
Software and computer equipment	$1,381	$1,392
Furniture, office equipment, and other	567	387
Internally developed software	10,741	10,601
Leasehold improvements	1,112	1,295
	13,801	13,675
Less: Accumulated depreciation and amortization	(9,208)	(7,017)
Property, equipment, and software, net	$4,593	$6,658